Legal Proceedings	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Legal Proceedings

20. Legal Proceedings

Dragon Jade International Limited, the Plaintiff in Civil Action No.8:17-cv-02422, United States District Court for the Middle District of Florida, Tampa Division, has made claims against the Defendants, Ultroid LLC and Ultroid Technologies Inc, for breaches of an Exclusive Option and Remediation Agreement dated January 19, 2017 and a Security Agreement dated January 20, 2017, for compensatory damages and liquidated damages of US$2,000,000, including the marshalling of assets identified in the Security Agreement and enforcing its rights under the UCC Financing Statements and interest.  Following various motions for judgment on the pleadings and amendments of the Counterclaims of the Defendants, the Plaintiff defeated all RICO counterclaims and alleged lack of shareholder approval counterclaim brought by the Defendants.  All remaining counterclaims of the Defendants except for one counterclaim alleging breach of contract by the Plaintiff are the subject of a Motion for Partial Summary Judgment made by the Plaintiff against the Defendants, for which the Plaintiff is expecting a decision of the court.  In the event that these counterclaims of the Defendants are dismissed, the case will go to trial on September 30, 2019 to resolve the claims of the Plaintiff and the remaining counterclaim(s) of the Defendants.